Fees Summary	Feb. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 113,822,575.79
Previously Paid Amount
Total Fee Amount	15,718.90
Total Offset Amount
Net Fee	$ 15,718.90